Vessels	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels
6. Vessels

	Vessel	Drydocking	Total
	(in thousands)
Cost
January 1, 2023	$2,326,477	$62,035	$2,388,512
Vessel additions on acquisition	191,727	—	191,727
Additions	233	14,718	14,951
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(51,041)	(2,749)	(53,790)
December 31, 2023	2,467,396	69,938	2,537,334
Additions	—	32,985	32,985
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	2,467,396	86,045	2,553,441

Accumulated Depreciation and Amortization
January 1, 2023	670,495	25,523	696,018
Charge for the period	110,424	18,601	129,025
Write-offs of fully amortized assets	—	(4,066)	(4,066)
Disposals	(37,585)	(440)	(38,025)
December 31, 2023	743,334	39,618	782,952
Charge for the period	111,012	22,748	133,760
Write-offs of fully amortized assets	—	(16,878)	(16,878)
December 31, 2024	854,346	45,488	899,834

Net Book Value
December 31, 2022	$1,655,982	$36,512	$1,692,494
December 31, 2023	$1,724,062	$30,320	$1,754,382
December 31, 2024	$1,613,050	$40,557	$1,653,607

The cost and net book value of the 32 vessels that were contracted under time charter agreements was $1,676 million and $1,084 million, respectively, as of December 31, 2024 (December 31, 2023: $1,994 million and $1,324 million, respectively, for 38 vessels contracted under time charters).

The net book value of vessels that serve as collateral for the Company’s secured term loan and revolving credit facilities (see "Note 10. Secured Term Loan Facilities and Revolving Credit Facilities " to the consolidated financial statements) was $1,382 million as of December 31, 2024 (December 31, 2023: $1,386 million).

The Navigator Greater Bay Joint Venture acquired one 17,000 cbm 2018-built ethylene-capable liquefied gas carrier and three 22,000 cbm 2019-built ethylene-capable liquefied gas carriers during the year ended December 31, 2023 for an aggregate consideration of $191.7 million. These were financed by a $123.5 million drawdown on a secured term loan, a $27.3 million equity contribution from Greater Bay Gas and $40.9 million from the Company's cash on hand.

On May 2, 2023, the Company sold its vessel, Navigator Orion, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize carrier to a third party for $20.7 million, before broker commission.